THE RIMCO MONUMENT FUNDS
Combined Semi-Annual Report
October 31, 1995
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report for the RIMCO Monument Funds for the six-month period ended October 31, 1995. It contains complete financial information--including the Investment Review and Portfolios of Investments--for the Prime Money Market Fund, the U.S. Treasury Money Market Fund, Bond Fund, Stock Fund and Small Capitalization Stock Fund.

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND*
As a conservative way to put ready cash to work earning income on a daily basis, this fund's portfolio of U.S. Treasury money market securities paid a total of $0.03 per share in dividends over the reporting period. Total net assets in the fund stood at $91.5 million at the end of the period.

RIMCO MONUMENT PRIME MONEY MARKET FUND*
This fund, which helps shareholders earn daily income through a portfolio of high-quality money market securities, paid dividends totaling $0.03 per share over the reporting period. Total net assets in the fund stood at $288.2 million at the end of the period.

RIMCO MONUMENT BOND FUND
This fund offers investors a diversified, professionally managed approach to earning income through bonds. At the end of the period, the fund's assets were invested in corporate bonds (23.8%), government agency bonds (10.7%), U.S. Treasury notes and bonds (54.8%) and a repurchase agreement backed by U.S. Treasury obligations (9.4%). The fund paid dividends of $0.30 per share, while its net asset value rose from $9.35 on the first day of the period to $9.80 on the last day of the period. The fund achieved a total return of 8.07% based on net asset value (4.28% taking into account the fund's 3.5% sales charge).** Total net assets in the fund stood at $48.9 million at the end of the period.

RIMCO MONUMENT STOCK FUND
During the period, this diversified portfolio of stocks--which includes many household names whose products and services you may use regularly--achieved a total return of 17.37% based on net asset value (13.26% taking into account the fund's 3.5% sales charge)**. Its net asset value reached $14.79 on the last day of the period, an increase of $2.10 over its net asset value on the first day of the period. The fund paid $0.10 per share in dividends. Total net assets reached $79.3 million.

 * Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured or guaranteed by the U.S. government.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


RIMCO MONUMENT SMALL CAPITALIZATION STOCK FUND
This newest addition to the RIMCO Monument fund family was introduced early this year. It is managed to help shareholders' money grow by investing in stocks issued by small companies. During the reporting period, the fund's diversified portfolio delivered a total return of 15.07% based on net asset value (11.02% taking into account the fund's 3.5% sales charge).* Its net asset value rose from $10.43 on the first day of the period to $11.98 on the last day of the period. Total net assets reached $15.1 million.

Thank you for selecting one of these funds--or a combination--to pursue your financial goals. We look forward to keeping you informed about your progress.

Sincerely,

LOGO

Edward C. Gonzales
President
December 15, 1995

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND ("TREASURY FUND")
RIMCO MONUMENT PRIME MONEY MARKET FUND ("PRIME FUND")

The first half of fiscal year 1995 was a very interesting year for the fixed-income markets, as well as for the RIMCO Monument U.S. Treasury Money Market Fund and the RIMCO Monument Prime Money Market Fund. As of April 28, 1995, yields began to decline from their late 1994 and early 1995 lofty levels. The yield on the one-year bill was 6.30%, while the yield on the six-month bill was 6.08%, and the yield on the three-month bill was 5.88%. By the late spring/early summer it was evident that the economy was showing signs of a pronounced slowdown, and the Federal Reserve (the "Fed") had shifted away from its position of restrictive policy. In July 1995, the Fed shifted to an easing mode and cut short-term interest rates by 25 basis points, lowering the Fed Funds target rate to 5.75% from 6%. Rates on the one-year, six-month, and three-month T-bills started to cascade, with yields ending the October 31, 1995 period at 5.54%, 5.56%, and 5.50%, respectively.

During 1994-1995, the Fed succeeded in its goal of slowing down the economy. The question remains, however, as to whether the Fed was overly ambitious in raising short-term rates last year, and if that will push the U.S. economy into a recession or if the "soft landing" pattern of 1995 will continue. In 1994, U.S. economic growth registered 4.1%; growth has slowed to about 2.7% this year and will likely decelerate further in 1996. The housing sector, consumer spending (which comprises two-thirds of GDP), and employment continue to slow, making it an attractive environment for fixed income holders. Looking forward to 1996, we remain bullish on the fixed-income markets and plan to maintain long days-to-maturity in each fund.

RIMCO MONUMENT BOND FUND

Since the fiscal year ended April 30, 1995, interest rates have continued to decline significantly. Thirty-year Treasury Bonds were yielding 7.33% at fiscal year-end and continued to drop another full percent in yield, to 6.33%, as of our October 31 semi-annual report date. As of this writing (December 4), the "Long Bond" is now at 6%.

This road to lower rates was not a smooth one, however. Treasury Bond yields fell to 6.5% in June and July of 1995, due to a substantial and surprisingly quick slowdown in the economy. Second quarter gross domestic product grew at a tepid 1.3% annualized rate. Then a series of stronger-than-expected economic reports, led by brisk housing activity, sent bond yields back up to the 7% level. This was followed by a continued soft retail environment, a steady decline in the capacity utilization rate, and a series of tame PPI and CPI numbers, all of which served to tell the market that the economy was not overheating and that inflationary pressures were in check. This allowed interest rates to fall once again to their current levels, aided by the persistent, if not idealistic, belief that Congress will be enacting a plan to balance the federal budget in the not-too-distant future.

Going forward, we expect Treasury Bill rates to decline significantly as slower economic activity gives the Fed room to lower the Fed Funds rate. Longer-term rates could fall modestly, producing some price appreciation, but we anticipate that most of our return over the next year will come from coupon income.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

RIMCO MONUMENT STOCK FUND ("STOCK FUND")
RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND ("SMALL CAPITALIZATION FUND")

The RIMCO Monument Stock Fund performed well for the six-month period ended October 31, 1995. During the period, the Stock Fund generated a total return of 17.37% based on net asset value (13.26% based on offering price).*

The RIMCO Monument Small Capitalization Equity Fund also performed well. For the six-month period ended October 31, 1995, the Small Capitalization Fund generated a total return of 15.07% based on net asset value (11.02% based on offering price).*

We maintain broad diversification with both equity funds, with representation across all economic sectors. Our research highlights companies which display consistent and strong earnings momentum, as well as attractive valuation as measured by price to earnings multiples. Areas of concentration during the period included health care, finance and technology, which represent little variation from the prior six-month period. Our underweighted stocks continue to be in retail which has attractive valuation, however, still sluggish earnings momentum. Examples of core holdings in the Stock Fund that were propelled by superior earnings growth include: Medtronic, Inc. and Cabletron Systems, Inc., up 44% and 43%, respectively, during the period.

In the Small Capitalization Fund, finance and technology in particular benefited from high earnings growth expectations. Examples here include Money Store, Inc. and the Cadence Design Systems, Inc. up 156% and 51%, respectively.

Going forward, we seem to be in an environment that represents the best of all worlds; moderate economic growth with low inflation and low interest rates. Corporate restructurings and global competition have and should keep the long term trend of inflation down. We believe that this should continue to be a theme for 1996. Corporate profit growth has been strong this year due in part to cost reduction. If economic growth remains subdued, we would expect an acceleration of restructurings and continued growth in corporate profits due to higher efficiencies. If the economy accelerates in 1996, then we would expect operating leverage to add to incremental growth in corporate earnings. For these reasons we are optimistic about continued growth in earnings in 1996, albeit not as strong as in 1995.

By seeking out companies whose stocks display both value and momentum characteristics, we try to provide our shareholders with consistently superior returns. We believe that our disciplined focus on undervalued companies with solid earnings growth will continue to reward our shareholders going forward.

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


 RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND

 PORTFOLIO OF INVESTMENTS
 OCTOBER 31, 1995 (UNAUDITED)
 -------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------      ------------------------------------------------------------------   -----------
UNITED STATES TREASURY OBLIGATIONS--49.1%
-----------------------------------------------------------------------------------
                 U.S. TREASURY BILLS--10.9%
                 ------------------------------------------------------------------
$10,000,000      11/24/1995                                                           $ 9,966,969
                 ------------------------------------------------------------------
                 U.S. TREASURY NOTES--38.2%
                 ------------------------------------------------------------------
 35,000,000      4.25%-7.75%, 2/15/1996-5/31/1996                                      35,002,103
                 ------------------------------------------------------------------   -----------
                 TOTAL UNITED STATES TREASURY OBLIGATIONS                              44,969,072
                 ------------------------------------------------------------------   -----------
(A) REPURCHASE AGREEMENTS--50.9%
-----------------------------------------------------------------------------------
 14,561,000      Citicorp Securities Markets, Inc., 5.84%, dated 10/31/1995, due
                 11/1/1995                                                             14,561,000
                 ------------------------------------------------------------------
 16,000,000      Donaldson, Lufkin and Jenrette Securities Corp., 5.85%, dated
                 10/31/1995, due 11/1/1995                                             16,000,000
                 ------------------------------------------------------------------
 16,000,000      HSBC Securities, Inc., 5.85%, dated 10/31/1995, due 11/1/1995         16,000,000
                 ------------------------------------------------------------------   -----------
                 TOTAL REPURCHASE AGREEMENTS                                           46,561,000
                 ------------------------------------------------------------------   -----------
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                             $91,530,072
                 ------------------------------------------------------------------   -----------


(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($91,542,202) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------
Investments in repurchase agreements                                  $46,561,000
-------------------------------------------------------------------
Investments in securities                                              44,969,072
-------------------------------------------------------------------   -----------
     Total investments in securities, at amortized cost and value                    $91,530,072
---------------------------------------------------------------------------------
Cash                                                                                         413
---------------------------------------------------------------------------------
Income receivable                                                                        417,521
---------------------------------------------------------------------------------
Receivable for shares sold                                                                 4,243
---------------------------------------------------------------------------------
Deferred expenses                                                                          3,120
---------------------------------------------------------------------------------    -----------
     Total assets                                                                     91,955,369
---------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Income distribution payable                                               392,608
-------------------------------------------------------------------
Accrued expenses                                                           20,559
-------------------------------------------------------------------   -----------
     Total liabilities                                                                   413,167
---------------------------------------------------------------------------------    -----------
NET ASSETS for 91,542,202 shares outstanding                                         $91,542,202
---------------------------------------------------------------------------------    -----------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
$91,542,202 / 91,542,202 shares outstanding                                                $1.00
---------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $2,907,999
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                  $242,108
----------------------------------------------------------------------
Administrative personnel and services fee                                  65,559
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   15,833
----------------------------------------------------------------------
Directors'/Trustees' fees                                                     729
----------------------------------------------------------------------
Auditing fees                                                               7,386
----------------------------------------------------------------------
Legal fees                                                                  2,447
----------------------------------------------------------------------
Portfolio accounting fees                                                  20,623
----------------------------------------------------------------------
Share registration costs                                                    8,315
----------------------------------------------------------------------
Printing and postage                                                        6,830
----------------------------------------------------------------------
Insurance premiums                                                          2,620
----------------------------------------------------------------------
Miscellaneous                                                               4,992
----------------------------------------------------------------------   --------
     Total expenses                                                       377,442
----------------------------------------------------------------------
  Waiver of investment advisory fee                                       (87,204)
----------------------------------------------------------------------   --------
     Net expenses                                                                       290,238
---------------------------------------------------------------------------------    ----------
          Net investment income                                                      $2,617,761
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             SIX MONTHS ENDED
                                                                (UNAUDITED)         YEAR ENDED
                                                             OCTOBER 31, 1995     APRIL 30, 1995
                                                             -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------
OPERATIONS--
----------------------------------------------------------
Net investment income                                          $   2,617,761       $   4,079,991
----------------------------------------------------------   -----------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------
Distributions from net investment income                          (2,617,761)         (4,079,991)
----------------------------------------------------------   -----------------    --------------
SHARE TRANSACTIONS--
----------------------------------------------------------
Proceeds from sale of shares                                     257,121,733         375,221,400
----------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                    409,552             446,947
----------------------------------------------------------
Cost of shares redeemed                                         (247,078,188)       (401,527,266)
----------------------------------------------------------   -----------------    --------------
     Change in net assets resulting from share
     transactions                                                 10,453,097         (25,858,919)
----------------------------------------------------------   -----------------    --------------
          Change in net assets                                    10,453,097         (25,858,919)
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Beginning of period                                               81,089,105         106,948,024
----------------------------------------------------------   -----------------    --------------
End of period                                                  $  91,542,202       $  81,089,105
----------------------------------------------------------   -----------------    --------------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                              ENDED
                                           (UNAUDITED)
                                           OCTOBER 31,                  YEAR ENDED APRIL 30,
                                           ------------      -------------------------------------------
                                               1995           1995        1994        1993       1992(A)
                                           ------------      ------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
  Net investment income                         0.03           0.04        0.03        0.03        0.02
----------------------------------------   ---------         ------      ------      ------      -------
LESS DISTRIBUTIONS
----------------------------------------
  Distributions from net investment
  income                                       (0.03)         (0.04)      (0.03)      (0.03)      (0.02 )
----------------------------------------   ---------         ------      ------      ------      -------
NET ASSET VALUE, END OF PERIOD                $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
----------------------------------------   ---------         ------      ------      ------      -------
TOTAL RETURN (B)                                2.73%          4.39%       2.64%       2.92%       2.37 %
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
  Expenses                                      0.60%(c)       0.60%       0.56%       0.52%       0.41 %(c)
----------------------------------------
  Net investment income                         5.41%(c)       4.33%       2.61%       2.86%       4.08 %(c)
----------------------------------------
  Expense waiver/reimbursement(d)               0.18%(c)       0.20%       0.16%       0.29%       0.42 %(c)
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
  Net assets, end of period (000
  omitted)                                   $91,542         $81,089     $106,948    $86,875     $51,039
----------------------------------------


(a) Reflects operations for the period from October 8, 1991 (date of initial public investment) to April 30, 1992.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT PRIME MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------       ----------------------------------------------------------------   ------------
BANK NOTES--3.5%
----------------------------------------------------------------------------------
                  BANKING--3.5%
                  ----------------------------------------------------------------
$10,000,000       Wachovia Bank of North Carolina, NA, 5.77%, 11/10/1995             $ 10,000,000
                  ----------------------------------------------------------------   ------------
CERTIFICATE OF DEPOSIT--4.2%
----------------------------------------------------------------------------------
                  FINANCE--4.2%
                  ----------------------------------------------------------------
  2,000,000       Citibank NA, New York, 7.62%, 1/9/1996                                2,005,207
                  ----------------------------------------------------------------
 10,000,000       Deutsche Bank, AG, 6.05%, 7/25/1996                                  10,000,000
                  ----------------------------------------------------------------   ------------
                  TOTAL CERTIFICATE OF DEPOSIT                                         12,005,207
                  ----------------------------------------------------------------   ------------
(A) COMMERCIAL PAPER--12.7%
----------------------------------------------------------------------------------
                  FINANCE--5.8%
                  ----------------------------------------------------------------
  5,000,000       Norwest Corp., 5.72%, 12/27/1995                                      4,955,511
                  ----------------------------------------------------------------
  6,700,000       Transamerica Corp., 5.883%, 11/2/1995                                 6,698,930
                  ----------------------------------------------------------------
  5,000,000       Transamerica Finance Corp., 5.758%, 11/15/1995                        4,988,858
                  ----------------------------------------------------------------   ------------
                  Total                                                                16,643,299
                  ----------------------------------------------------------------   ------------
                  FINANCE--COMMERCIAL--1.7%
                  ----------------------------------------------------------------
  5,000,000       General Electric Capital Corp., 5.71%, 11/20/1995                     4,984,932
                  ----------------------------------------------------------------   ------------
                  FINANCE--RETAIL--1.7%
                  ----------------------------------------------------------------
  5,000,000       Sears Roebuck Acceptance Corp., 5.70%, 12/12/1995                     4,967,542
                  ----------------------------------------------------------------   ------------
                  HEALTH TECHNOLOGY--3.5%
                  ----------------------------------------------------------------
 10,000,000       American Home Products Corp., 5.76%, 11/2/1995                        9,998,400
                  ----------------------------------------------------------------   ------------
                  TOTAL COMMERCIAL PAPER                                               36,594,173
                  ----------------------------------------------------------------   ------------
CORPORATE BONDS--53.4%
----------------------------------------------------------------------------------
                  BANKING--20.9%
                  ----------------------------------------------------------------
  5,000,000       Bank of New York-Delaware, 6.00%, 9/26/1996                           5,000,000
                  ----------------------------------------------------------------
  5,000,000   (b) Bank of New York-Delaware, 5.63%, 11/7/1995                           4,999,550
                  ----------------------------------------------------------------
 10,000,000   (b) Boatmen's National Bank of St. Louis, 5.875%, 11/20/1995             10,000,000
                  ----------------------------------------------------------------



RIMCO MONUMENT PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------       ----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
----------------------------------------------------------------------------------
                  BANKING--CONTINUED
                  ----------------------------------------------------------------
$ 1,320,000   (b) Chemical Banking Corp., 6.068%-6.141%, 11/20/1995-1/31/1996        $  1,321,645
                  ----------------------------------------------------------------
  5,000,000   (b) Colorado National Bank, 5.793%, 11/20/1995                            5,000,000
                  ----------------------------------------------------------------
  5,000,000   (b) FCC National Bank, 5.65%, 10/31/1995                                  5,000,000
                  ----------------------------------------------------------------
  5,000,000   (b) First Bank Sioux Falls, South Dakota, 5.813%, 11/15/1995              5,000,000
                  ----------------------------------------------------------------
    500,000   (b) First Bank System, Inc., 5.863%, 11/15/1995                             500,095
                  ----------------------------------------------------------------
  5,000,000   (b) First Chicago Corp., 6.538%, 11/15/1995                               5,000,096
                  ----------------------------------------------------------------
 11,500,000   (b) First National Bank of Boston, MA, 5.895%-5.938%,
                  11/8/1995-1/5/1996                                                   11,500,018
                  ----------------------------------------------------------------
  7,000,000   (b) Fleet Mortgage Group, Inc., 5.821%-6.186%, 11/28/1995-12/20/1995      7,001,318
                  ----------------------------------------------------------------   ------------
                  Total                                                                60,322,722
                  ----------------------------------------------------------------   ------------
                  ELECTRONIC TECHNOLOGY--0.5%
                  ----------------------------------------------------------------
  1,500,000       Northern Telecom Ltd., 8.25%, 6/13/1996                               1,519,039
                  ----------------------------------------------------------------   ------------
                  FINANCE--17.0%
                  ----------------------------------------------------------------
  2,095,000       American Express Co., 8.75%, 6/15/1996                                2,129,240
                  ----------------------------------------------------------------
  2,600,000       American Express Credit Corp., 9.45%, 2/15/1996                       2,625,926
                  ----------------------------------------------------------------
  4,275,000       Associates Corp. of North America, 4.83%-9.00%,
                  12/1/1995-4/8/1996                                                    4,275,801
                  ----------------------------------------------------------------
 10,000,000       Avco Financial Services, Inc., 8.85%, 2/1/1996                       10,069,692
                  ----------------------------------------------------------------
  1,300,000       BankAmerica Corp., 5.875%, 11/15/1995                                 1,299,939
                  ----------------------------------------------------------------
  3,000,000       Beneficial Corp., 6.90%-8.70%, 6/26/1996-10/28/1996                   3,038,319
                  ----------------------------------------------------------------
  3,425,000       CIT Group Holdings, Inc., 4.75%-5.50%, 11/1/1995-3/15/1996            3,422,251
                  ----------------------------------------------------------------
  6,800,000   (b) CIT Group Holdings, Inc., 5.65%, 11/7/1995                            6,798,940
                  ----------------------------------------------------------------
  2,700,000       Household Finance Corp., 9.46%-10.125%, 2/1/1996-6/15/1996            2,736,175
                  ----------------------------------------------------------------
    300,000       IBM Credit Corp., 4.92%, 8/30/1996                                      297,649
                  ----------------------------------------------------------------
  5,000,000   (b) PHH Corp., 5.78%, 11/21/1995                                          4,998,829
                  ----------------------------------------------------------------
  5,000,000   (b) SouthTrust Bank of Alabama, Birmingham, 5.813%, 11/27/1995            5,000,000
                  ----------------------------------------------------------------
  2,300,000       Xerox Credit Co., 6.25%, 1/15/1996                                    2,300,078
                  ----------------------------------------------------------------   ------------
                  Total                                                                48,992,839
                  ----------------------------------------------------------------   ------------



RIMCO MONUMENT PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------       ----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
----------------------------------------------------------------------------------
                  FINANCE--AUTOMOTIVE--9.0%
                  ----------------------------------------------------------------
$ 1,460,000       Ford Capital BV, 9.00%-9.125%, 4/8/1996-6/1/1996                   $  1,478,556
                  ----------------------------------------------------------------
 11,385,000       Ford Motor Credit Co., 6.125%-11.00%, 12/11/1995-8/1/1996            11,504,776
                  ----------------------------------------------------------------
  6,200,000       General Motors Acceptance Corp., 5.30%-9.125%,
                  2/1/1996-10/1/1996                                                    6,280,241
                  ----------------------------------------------------------------
  6,700,000   (b) General Motors Acceptance Corp., 6.013%-6.117%,
                  11/17/1995-1/16/1996                                                  6,701,324
                  ----------------------------------------------------------------   ------------
                  Total                                                                25,964,897
                  ----------------------------------------------------------------   ------------
                  FINANCE--EQUIPMENT--2.1%
                  ----------------------------------------------------------------
  6,150,000       International Lease Finance Corp., 4.75%-8.69%,
                  12/15/1995-8/8/1996                                                   6,131,492
                  ----------------------------------------------------------------   ------------
                  FINANCE--RETAIL--0.9%
                  ----------------------------------------------------------------
  2,000,000       Commercial Credit Co., 9.875%, 12/1/1995                              2,005,294
                  ----------------------------------------------------------------
    500,000       Sears Roebuck Acceptance Corp., 9.42%, 4/1/1996                         507,256
                  ----------------------------------------------------------------   ------------
                  Total                                                                 2,512,550
                  ----------------------------------------------------------------   ------------
                  INDUSTRIAL SERVICES--0.9%
                  ----------------------------------------------------------------
    500,000       WMX Technologies, Inc., 4.875%, 6/15/1996                               497,009
                  ----------------------------------------------------------------
  2,000,000       Waste Management, Inc., 7.875%, 8/15/1996                             2,030,862
                  ----------------------------------------------------------------   ------------
                  Total                                                                 2,527,871
                  ----------------------------------------------------------------   ------------
                  PRODUCER MANUFACTURING--0.4%
                  ----------------------------------------------------------------
    800,000       Deere & Co., 8.25%, 6/1/1996                                            810,306
                  ----------------------------------------------------------------
    300,000       Xerox Corp., 8.75%, 11/1/1995                                           300,000
                  ----------------------------------------------------------------   ------------
                  Total                                                                 1,110,306
                  ----------------------------------------------------------------   ------------
                  RETAIL TRADE--1.7%
                  ----------------------------------------------------------------
  4,800,000       Sears, Roebuck & Co., 8.55%-9.51%, 4/3/1996-9/15/1996                 4,890,253
                  ----------------------------------------------------------------   ------------
                  TOTAL CORPORATE BONDS                                               153,971,969
                  ----------------------------------------------------------------   ------------
SHORT-TERM GOVERNMENT AGENCY OBLIGATIONS--20.6%
----------------------------------------------------------------------------------
                  FEDERAL FARM CREDIT BANK--0.3%
                  ----------------------------------------------------------------
  1,000,000   (b) Federal Farm Credit Bank, 5.640%, 4/22/1996                           1,000,000
                  ----------------------------------------------------------------   ------------



RIMCO MONUMENT PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------       ----------------------------------------------------------------   ------------
SHORT-TERM GOVERNMENT AGENCY OBLIGATIONS--CONTINUED
----------------------------------------------------------------------------------
                  FEDERAL HOME LOAN BANK--4.0%
                  ----------------------------------------------------------------
$ 5,000,000       Federal Home Loan Bank System, 5.90%, 8/29/1996                    $  5,000,000
                  ----------------------------------------------------------------
  6,500,000   (b) Federal Home Loan Bank System, 5.59%-5.74%,
                  11/14/1995-12/14/1995                                                 6,497,618
                  ----------------------------------------------------------------   ------------
                  Total                                                                11,497,618
                  ----------------------------------------------------------------   ------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.6%
                  ----------------------------------------------------------------
  1,650,000   (b) Federal National Mortgage Association, 4.20%-6.37%,
                  11/14/1995-12/5/1995                                                  1,648,446
                  ----------------------------------------------------------------   ------------
                  STUDENT LOAN MARKETING ASSOCIATION--15.7%
                  ----------------------------------------------------------------
 45,205,000   (b) Student Loan Marketing Association, 5.62%-5.90%, 11/7/1995           45,252,179
                  ----------------------------------------------------------------   ------------
                  TOTAL GOVERNMENT AGENCIES                                            59,398,243
                  ----------------------------------------------------------------   ------------
(C) REPURCHASE AGREEMENTS--6.0%
----------------------------------------------------------------------------------
  8,688,000       Citicorp Security Markets, Inc., 5.840%, 11/1/1995, dated
                  10/31/95, due 11/1/1995                                               8,688,000
                  ----------------------------------------------------------------
  8,688,000       Donaldson, Lufkin and Jenrette Securities Corp., 5.850%,
                  11/1/1995, dated 10/31/95, due 11/1/1995                              8,688,000
                  ----------------------------------------------------------------   ------------
                  TOTAL REPURCHASE AGREEMENTS                                          17,376,000
                  ----------------------------------------------------------------   ------------
                  TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                           $289,345,592
                  ----------------------------------------------------------------   ------------


(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Floating rate note with current rate and next reset date shown.

(c) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($288,221,941) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT PRIME MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                        $289,345,592
--------------------------------------------------------------------------------
Cash                                                                                         726
--------------------------------------------------------------------------------
Income receivable                                                                      3,281,297
--------------------------------------------------------------------------------
Receivable for shares sold                                                                 4,585
--------------------------------------------------------------------------------
Deferred expenses                                                                          6,032
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    292,638,232
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                     $3,324,284
-------------------------------------------------------------------
Income distribution payable                                            1,059,367
-------------------------------------------------------------------
Accrued expenses                                                          32,640
-------------------------------------------------------------------   ----------
     Total liabilities                                                                 4,416,291
--------------------------------------------------------------------------------    ------------
NET ASSETS for 288,452,588 shares outstanding                                       $288,221,941
--------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $288,452,588
--------------------------------------------------------------------------------
Undistributed net investment income                                                       45,113
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                            (275,760)
--------------------------------------------------------------------------------    ------------
     Total Net Assets                                                               $288,221,941
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
$288,221,941 / 288,452,588 shares outstanding                                              $1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT PRIME MONEY MARKET FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------
Interest                                                                             $8,887,113
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------
Investment advisory fee                                               $  743,739
-------------------------------------------------------------------
Administrative personnel and services fee                                201,609
-------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                  22,623
-------------------------------------------------------------------
Directors'/Trustees' fees                                                  1,207
-------------------------------------------------------------------
Auditing fees                                                              7,540
-------------------------------------------------------------------
Legal fees                                                                 2,011
-------------------------------------------------------------------
Portfolio accounting fees                                                 38,732
-------------------------------------------------------------------
Share registration costs                                                  12,339
-------------------------------------------------------------------
Printing and postage                                                       6,536
-------------------------------------------------------------------
Insurance premiums                                                         5,027
-------------------------------------------------------------------
Miscellaneous                                                              4,046
-------------------------------------------------------------------   ----------
     Total expenses                                                    1,045,409
-------------------------------------------------------------------
  Waiver of investment advisory fee                                     (295,336)
-------------------------------------------------------------------   ----------
     Net expenses                                                                       750,073
--------------------------------------------------------------------------------     ----------
          Net investment income                                                       8,137,040
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------
Net realized (gain) on investments                                                       65,536
--------------------------------------------------------------------------------     ----------
          Change in net assets resulting from operations                             $8,202,576
--------------------------------------------------------------------------------     ----------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT PRIME MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                           ENDED
                                                        (UNAUDITED)           YEAR ENDED
                                                     OCTOBER 31, 1995       APRIL 30, 1995
                                                     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------
OPERATIONS--
--------------------------------------------------
Net investment income                                  $   8,137,040         $  16,245,486
--------------------------------------------------   -----------------     -----------------
Net realized gain (loss) on investments
($65,536 net gain and $20,474 net loss,
  respectively,
as computed for federal tax purposes)                         65,536            (1,138,233)
--------------------------------------------------   -----------------     -----------------
     Change in net assets resulting from
       operations                                          8,202,576            15,107,253
--------------------------------------------------   -----------------     -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------
Distributions from net investment income                  (8,279,192)          (16,058,220)
--------------------------------------------------
SHARE TRANSACTIONS--
--------------------------------------------------
Proceeds from sale of shares                             360,984,734           830,172,533
--------------------------------------------------
Net asset value of shares issued to shareholders
  in payment of distributions declared                     1,398,447             1,892,619
--------------------------------------------------
Cost of shares redeemed                                 (358,143,226)         (883,018,651)
--------------------------------------------------   -----------------     -----------------
     Change in net assets resulting from share
     transactions                                          4,239,955           (50,953,499)
--------------------------------------------------   -----------------     -----------------
CAPITAL CONTRIBUTION                                              --             1,198,029
--------------------------------------------------   -----------------     -----------------
          Change in net assets                             4,163,339           (50,706,437)
--------------------------------------------------
NET ASSETS:
--------------------------------------------------
Beginning of period                                      284,058,602           334,765,039
--------------------------------------------------   -----------------     -----------------
End of period (including undistributed net
  investment income of $45,113 and $767,310,
respectively)                                          $ 288,221,941         $ 284,058,602
--------------------------------------------------   -----------------     -----------------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT PRIME MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS
                                          ENDED
                                       (UNAUDITED)
                                       OCTOBER 31,              YEAR ENDED APRIL 30,
                                       -----------    ----------------------------------------
                                          1995         1995       1994       1993      1992(A)
                                       -----------    ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD     $  1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00
------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------
  Net investment income                     0.03        0.047      0.03       0.04       0.03
------------------------------------
  Net realized loss on investments            --       (0.003)       --         --         --
------------------------------------   ---------      ------     ------     ------     ------
  Total from investment operations          0.03        0.044      0.03       0.04       0.03
------------------------------------
LESS DISTRIBUTIONS
------------------------------------
  Distributions from net investment
  income                                   (0.03)      (0.047)    (0.03)     (0.04)     (0.03 )
------------------------------------
CAPITAL CONTRIBUTION                          --        0.003        --         --         --
------------------------------------   ---------      ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD           $  1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00
------------------------------------   ---------      ------     ------     ------     ------
TOTAL RETURN (B)                            2.83%       4.84%(c)   3.08%      3.55%      2.90 %
------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------
  Expenses                                  0.50%(d)    0.44%      0.43%      0.41%      0.27 %(d)
------------------------------------
  Net investment income                     5.47%(d)    4.72%      3.02%      3.46%      4.56 %(d)
------------------------------------
  Expense waiver/reimbursement (e)          0.20%(d)    0.24%      0.28%      0.31%      0.47 %(d)
------------------------------------
SUPPLEMENTAL DATA
------------------------------------
  Net assets, end of period (000
  omitted)                              $288,222      $284,059   $334,765   $277,267   $111,329
------------------------------------


(a) Reflects operations for the period from September 17, 1991 (date of initial public investment), to April 30, 1992.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Total return would have remained at 4.84% absent the capital contribution by Riggs National Corp.

(d) Computed on an annualized basis.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                   VALUE
-----------        ------------------------------------------------------------------   -----------
CORPORATE BONDS--23.8%
-------------------------------------------------------------------------------------
                   BANKING--1.5%
                   ------------------------------------------------------------------
$   645,000        BankAmerica Corp., 9.70%, 8/1/2000                                   $   730,598
                   ------------------------------------------------------------------   -----------
                   COMMERCIAL SERVICES--0.9%
                   ------------------------------------------------------------------
    450,000        Sysco Corp., 6.50%, 6/15/2005                                            451,026
                   ------------------------------------------------------------------   -----------
                   FINANCE--11%
                   ------------------------------------------------------------------
    480,000        Associates Corp. of North America, 7.875%, 9/30/2001                     514,373
                   ------------------------------------------------------------------
    490,000        Associates Corp. of North America, 8.80%, 8/1/1998                       523,491
                   ------------------------------------------------------------------
    344,757        Countrywide Funding Corp., PAC, REMIC, 6.75%, 3/25/2024                  327,602
                   ------------------------------------------------------------------
  1,825,000        Ford Capital BV, 9.375%, 1/1/1998                                      1,950,396
                   ------------------------------------------------------------------
    880,000        General Electric Capital Corp., 8.75%, 5/21/2007                       1,035,426
                   ------------------------------------------------------------------
    930,000        Transamerica Finance Corp., 8.75%, 10/1/1999                           1,006,465
                   ------------------------------------------------------------------   -----------
                   Total                                                                  5,357,753
                   ------------------------------------------------------------------   -----------
                   INSURANCE--2.0%
                   ------------------------------------------------------------------
    930,000        Travelers Group, Inc., 7.75%, 6/15/1999                                  972,343
                   ------------------------------------------------------------------   -----------
                   RETAIL TRADE--5.7%
                   ------------------------------------------------------------------
  1,010,000        Deere & Co., 8.95%, 6/15/2019                                          1,179,468
                   ------------------------------------------------------------------
  1,450,000        Wal-Mart Stores, Inc., 8.00%, 9/15/2006                                1,612,081
                   ------------------------------------------------------------------   -----------
                   Total                                                                  2,791,549
                   ------------------------------------------------------------------   -----------
                   TELECOMMUNICATIONS--2.7%
                   ------------------------------------------------------------------
  1,000,000        AT&T Corp., 7.75%, 3/1/2007                                            1,089,960
                   ------------------------------------------------------------------
    230,000        BellSouth Telecommunications, Inc., 6.50%, 6/15/2005                     230,844
                   ------------------------------------------------------------------   -----------
                   Total                                                                  1,320,804
                   ------------------------------------------------------------------   -----------
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $11,073,750)                   11,624,073
                   ------------------------------------------------------------------   -----------
GOVERNMENT AGENCIES--10.7%
-------------------------------------------------------------------------------------
                   FEDERAL FARM CREDIT BANK--1.4%
                   ------------------------------------------------------------------
    575,000        9.20%, 8/22/2005                                                         689,063
                   ------------------------------------------------------------------   -----------



RIMCO MONUMENT BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                   VALUE
-----------        ------------------------------------------------------------------   -----------
GOVERNMENT AGENCIES--CONTINUED
-------------------------------------------------------------------------------------
                   FEDERAL HOME LOAN MORTGAGE ASSOCIATION--2.0%
                   ------------------------------------------------------------------
$ 1,020,000        Federal Home Loan Mortgage Association REMIC, 5.85%, 2/15/2008       $   986,605
                   ------------------------------------------------------------------   -----------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--6.0%
                   ------------------------------------------------------------------
  1,060,000        Federal National Mortgage Association REMIC, 6.50%, 11/25/2022         1,029,663
                   ------------------------------------------------------------------
  1,880,000        Federal National Mortgage Association, 7.77%, 7/18/2001                1,929,858
                   ------------------------------------------------------------------   -----------
                   Total                                                                  2,959,521
                   ------------------------------------------------------------------   -----------
                   STUDENT LOAN MARKETING ASSOCIATION--1.3%
                   ------------------------------------------------------------------
    590,000        Student Loan Marketing Association, 7.30%, 8/1/2012                      627,011
                   ------------------------------------------------------------------   -----------
                   TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,060,145)                 5,262,200
                   ------------------------------------------------------------------   -----------
UNITED STATES TREASURY--54.8%
-------------------------------------------------------------------------------------
                   UNITED STATES TREASURY BONDS--17.4%
                   ------------------------------------------------------------------
  1,410,000        12.00%, 5/15/2005                                                      2,008,601
                   ------------------------------------------------------------------
  4,195,000        6.25%, 8/15/2023                                                       4,102,374
                   ------------------------------------------------------------------
    485,000        7.50%, 11/15/2024                                                        554,316
                   ------------------------------------------------------------------
  1,730,000        6.875%, 8/15/2025                                                      1,858,176
                   ------------------------------------------------------------------   -----------
                   Total                                                                  8,523,467
                   ------------------------------------------------------------------   -----------
                   UNITED STATES TREASURY NOTES--37.4%
                   ------------------------------------------------------------------
  1,500,000        6.50%, 9/30/1996                                                       1,512,000
                   ------------------------------------------------------------------
    970,000        6.875%, 4/30/1997                                                        987,499
                   ------------------------------------------------------------------
  2,100,000        6.125%, 5/31/1997                                                      2,115,351
                   ------------------------------------------------------------------
  1,100,000        6.00%, 8/31/1997                                                       1,106,996
                   ------------------------------------------------------------------
    530,000        5.75%, 9/30/1997                                                         531,431
                   ------------------------------------------------------------------
    490,000        5.875%, 8/15/1998                                                        492,523
                   ------------------------------------------------------------------
  1,190,000        9.25%, 8/15/1998                                                       1,297,659
                   ------------------------------------------------------------------
    840,000        8.875%, 2/15/1999                                                        918,187
                   ------------------------------------------------------------------
    865,000        7.00%, 4/15/1999                                                         898,657
                   ------------------------------------------------------------------
    525,000        9.125%, 5/15/1999                                                        580,939
                   ------------------------------------------------------------------
    500,000        7.125%, 2/29/2000                                                        525,030
                   ------------------------------------------------------------------
  1,080,000        6.75%, 4/30/2000                                                       1,120,036
                   ------------------------------------------------------------------



RIMCO MONUMENT BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                   VALUE
-----------        ------------------------------------------------------------------   -----------
UNITED STATES TREASURY--CONTINUED
-------------------------------------------------------------------------------------
                   UNITED STATES TREASURY NOTES--CONTINUED
                   ------------------------------------------------------------------
$   910,000        6.25%, 5/31/2000                                                     $   926,125
                   ------------------------------------------------------------------
    980,000        5.875%, 6/30/2000                                                        983,361
                   ------------------------------------------------------------------
    980,000        6.125%, 7/31/2000                                                        992,858
                   ------------------------------------------------------------------
    490,000        6.375%, 8/15/2002                                                        502,676
                   ------------------------------------------------------------------
    755,000        7.25%, 5/15/2004                                                         816,766
                   ------------------------------------------------------------------
  1,795,000        7.50%, 2/15/2005                                                       1,979,957
                   ------------------------------------------------------------------   -----------
                   Total                                                                 18,288,051
                   ------------------------------------------------------------------   -----------
                   TOTAL U.S. TREASURY (IDENTIFIED COST $25,857,138)                     26,811,518
                   ------------------------------------------------------------------   -----------
(A) REPURCHASE AGREEMENTS--9.4%
-------------------------------------------------------------------------------------
  2,307,000        Citicorp Security Markets, Inc., 5.84%, dated 10/31/95, due
                   11/1/1995                                                              2,307,000
                   ------------------------------------------------------------------
  2,307,000        Donaldson, Lufkin and Jenrette Securities Corp., 5.85%, dated
                   10/31/95, due 11/1/1995                                                2,307,000
                   ------------------------------------------------------------------   -----------
                   TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                        4,614,000
                   ------------------------------------------------------------------   -----------
                   TOTAL INVESTMENTS (IDENTIFIED COST $46,605,033)(B)                   $48,311,791
                   ------------------------------------------------------------------   -----------


(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $46,605,033. The net unrealized appreciation of investments on a federal tax basis amounts to $1,706,758 which is comprised of $1,709,037 appreciation and $2,279 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($48,952,063) at October 31, 1995.

The following acronyms are used throughout this portfolio:

PAC   -- Planned Amortization Class
REMIC -- Real Estate Mortgage Investment Conduit


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value
(identified and tax cost $46,605,033)                                               $48,311,791
--------------------------------------------------------------------------------
Cash                                                                                        577
--------------------------------------------------------------------------------
Income receivable                                                                       764,448
--------------------------------------------------------------------------------
Receivable for shares sold                                                              161,045
--------------------------------------------------------------------------------
Deferred expenses                                                                         3,070
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    49,240,931
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Income distribution payable                                             $219,068
---------------------------------------------------------------------
Payable for shares redeemed                                               51,379
---------------------------------------------------------------------
Accrued expenses                                                          18,421
---------------------------------------------------------------------   --------
     Total liabilities                                                                  288,868
--------------------------------------------------------------------------------    -----------
NET ASSETS for 4,996,157 shares outstanding                                         $48,952,063
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                                     $50,471,739
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            1,706,758
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (3,226,434)
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $48,952,063
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
--------------------------------------------------------------------------------
Net Asset Value Per Share ($48,952,063 / 4,996,157 shares outstanding)                    $9.80
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/96.50 of $9.80)*                                           $10.16
--------------------------------------------------------------------------------    -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT BOND FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $1,660,073
---------------------------------------------------------------------------------    ----------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                  $179,195
----------------------------------------------------------------------
Administrative personnel and services fee                                  32,408
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   19,660
----------------------------------------------------------------------
Directors'/Trustees' fees                                                     604
----------------------------------------------------------------------
Auditing fees                                                               7,540
----------------------------------------------------------------------
Legal fees                                                                  2,011
----------------------------------------------------------------------
Portfolio accounting fees                                                  26,846
----------------------------------------------------------------------
Share registration costs                                                    7,467
----------------------------------------------------------------------
Printing and postage                                                        6,536
----------------------------------------------------------------------
Insurance premiums                                                          2,513
----------------------------------------------------------------------
Miscellaneous                                                               6,428
----------------------------------------------------------------------   --------
     Total expenses                                                       291,208
----------------------------------------------------------------------
  Waiver of investment advisory fee                                       (95,526)
----------------------------------------------------------------------   --------
     Net expenses                                                                       195,682
---------------------------------------------------------------------------------    ----------
          Net investment income                                                       1,464,391
---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized gain on investments                                                      1,003,916
---------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                  1,225,932
---------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                  2,229,848
---------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                             $3,694,239
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT BOND FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             SIX MONTHS ENDED
                                                                (UNAUDITED)         YEAR ENDED
                                                             OCTOBER 31, 1995     APRIL 30, 1995
                                                             -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------
OPERATIONS--
----------------------------------------------------------
Net investment income                                           $ 1,464,391         $ 2,829,141
----------------------------------------------------------
Net realized gain (loss) on investments ($1,003,916 net
  gain and $3,801,709 net loss, respectively, as computed
for federal tax purposes)                                         1,003,916          (2,906,431)
----------------------------------------------------------
Net change in unrealized appreciation of investments              1,225,932           2,307,739
----------------------------------------------------------   ---------------      --------------
     Change in net assets resulting from operations               3,694,239           2,230,449
----------------------------------------------------------   ---------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------
Distributions from net investment income                         (1,490,187)         (2,803,347)
----------------------------------------------------------   ---------------      --------------
SHARE TRANSACTIONS--
----------------------------------------------------------
Proceeds from sale of shares                                      3,550,879           7,386,255
----------------------------------------------------------
Net asset value of shares issued to shareholders in
  payment
of distributions declared                                           210,768             332,132
----------------------------------------------------------
Cost of shares redeemed                                          (3,833,940)         (7,877,583)
----------------------------------------------------------   ---------------      --------------
     Change in net assets resulting from share
     transactions                                                   (72,293)           (159,196)
----------------------------------------------------------   ---------------      --------------
          Change in net assets                                    2,131,759            (732,094)
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Beginning of period                                              46,820,304          47,552,398
----------------------------------------------------------   ---------------      --------------
End of period (including undistributed net investment
income of $0 and $25,794, respectively)                         $48,952,063         $46,820,304
----------------------------------------------------------   ---------------      --------------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      SIX MONTHS
                                                         ENDED
                                                      (UNAUDITED)
                                                      OCTOBER 31,           YEAR ENDED APRIL 30,
                                                      -----------      -------------------------------
                                                         1995           1995        1994       1993(A)
                                                      -----------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  9.35        $ 9.46      $10.40      $10.00
---------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------
  Net investment income                                    0.29          0.56        0.53        0.60
---------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                           0.46         (0.11)      (0.38)       0.66
---------------------------------------------------    --------        ------      ------      -------
  Total from investment operations                         0.75          0.45        0.15        1.26
---------------------------------------------------    --------        ------      ------      -------
LESS DISTRIBUTIONS
---------------------------------------------------
  Distributions from net investment income                (0.30)        (0.56)      (0.53)      (0.60 )
---------------------------------------------------
  Distributions from net realized gains                      --            --       (0.56)      (0.26 )
---------------------------------------------------    --------        ------      ------      -------
  Total distributions                                     (0.30)        (0.56)      (1.09)      (0.86 )
---------------------------------------------------    --------        ------      ------      -------
NET ASSET VALUE, END OF PERIOD                          $  9.80        $ 9.35      $ 9.46      $10.40
---------------------------------------------------    --------        ------      ------      -------
TOTAL RETURN (B)                                           8.07%         5.01%       1.10%      12.93 %
---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------
  Expenses                                                 0.82%(c)      0.80%       0.68%       0.50 %(c)
---------------------------------------------------
  Net investment income                                    6.13%(c)      6.06%       5.15%       5.95 %(c)
---------------------------------------------------
  Expense waiver/reimbursement (d)                         0.40%(c)      0.40%       0.48%       0.65 %(c)
---------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------
  Net assets, end of period (000 omitted)               $48,952        $46,820     $47,552     $44,668
---------------------------------------------------
  Portfolio turnover                                         70%          262%        344%        371 %
---------------------------------------------------


(a) Reflects operations for the period from May 11, 1992 (date of initial public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratio shown above.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT STOCK FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--90.0%
------------------------------------------------------------------------------------
                  BASIC MATERIALS--3.0%
                  ------------------------------------------------------------------
    11,270        Dow Chemical Co.                                                     $   773,404
                  ------------------------------------------------------------------
    30,690        Scott Paper Co.                                                        1,634,242
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,407,646
                  ------------------------------------------------------------------   -----------
                  CAPITAL GOODS--8.9%
                  ------------------------------------------------------------------
    14,175        Alco Standard Corp.                                                    1,254,487
                  ------------------------------------------------------------------
     9,545        CSX Corp.                                                                799,394
                  ------------------------------------------------------------------
    10,100        ITT Corp.                                                              1,237,250
                  ------------------------------------------------------------------
    25,385        Rockwell International Corp.                                           1,129,632
                  ------------------------------------------------------------------
    17,285        Textron, Inc.                                                          1,188,344
                  ------------------------------------------------------------------
    16,185        United Technologies Corp.                                              1,436,419
                  ------------------------------------------------------------------   -----------
                  Total                                                                  7,045,526
                  ------------------------------------------------------------------   -----------
                  CONSUMER CYCLICAL--8.5%
                  ------------------------------------------------------------------
    15,895    (a) AMR Corp.                                                              1,049,070
                  ------------------------------------------------------------------
    21,400        Armstrong World Industries, Inc.                                       1,270,625
                  ------------------------------------------------------------------
    24,960        Black & Decker Corp.                                                     845,520
                  ------------------------------------------------------------------
    43,060        Circuit City Store, Inc.                                               1,437,128
                  ------------------------------------------------------------------
    32,485        Limited, Inc.                                                            596,912
                  ------------------------------------------------------------------
    19,500        Premark International, Inc.                                              901,875
                  ------------------------------------------------------------------
    18,878        Sears Roebuck & Co.                                                      641,852
                  ------------------------------------------------------------------   -----------
                  Total                                                                  6,742,982
                  ------------------------------------------------------------------   -----------
                  CONSUMER SERVICES--4.0%
                  ------------------------------------------------------------------
     9,830        Capital Cities/ABC, Inc.                                               1,166,084
                  ------------------------------------------------------------------
    18,280        Tribune Co.                                                            1,153,925
                  ------------------------------------------------------------------
    43,890        Wendy's International, Inc.                                              872,314
                  ------------------------------------------------------------------   -----------
                  Total                                                                  3,192,323
                  ------------------------------------------------------------------   -----------



RIMCO MONUMENT STOCK FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                  CONSUMER STAPLES--11.7%
                  ------------------------------------------------------------------
    23,820        Coca-Cola Co.                                                        $ 1,712,062
                  ------------------------------------------------------------------
    34,245        Heinz (H.J.) Co.                                                       1,592,392
                  ------------------------------------------------------------------
    34,435    (a) Kroger Co.                                                             1,149,268
                  ------------------------------------------------------------------
    19,895        Philip Morris Cos., Inc.                                               1,681,127
                  ------------------------------------------------------------------
    23,590        Procter & Gamble Co.                                                   1,910,790
                  ------------------------------------------------------------------
    25,940    (a) Safeway, Inc.                                                          1,225,665
                  ------------------------------------------------------------------   -----------
                  Total                                                                  9,271,304
                  ------------------------------------------------------------------   -----------
                  ENERGY--9.8%
                  ------------------------------------------------------------------
    11,585        Atlantic Richfield Co.                                                 1,236,699
                  ------------------------------------------------------------------
    16,955        British Petroleum Co., PLC, ADR                                        1,496,279
                  ------------------------------------------------------------------
    33,930        Coastal Corp.                                                          1,098,484
                  ------------------------------------------------------------------
    32,945        Halliburton Co.                                                        1,367,218
                  ------------------------------------------------------------------
    17,855        Mobil Corp.                                                            1,798,891
                  ------------------------------------------------------------------
    26,775        Repsol SA, ADR                                                           793,209
                  ------------------------------------------------------------------   -----------
                  Total                                                                  7,790,780
                  ------------------------------------------------------------------   -----------
                  FINANCIALS--13.2%
                  ------------------------------------------------------------------
    28,370        Advanta Corp., Class B                                                 1,014,227
                  ------------------------------------------------------------------
    17,465        Aetna Life & Casualty Co.                                              1,229,099
                  ------------------------------------------------------------------
    35,694        Allstate Corp.                                                         1,311,755
                  ------------------------------------------------------------------
    27,410        American Express Co.                                                   1,113,531
                  ------------------------------------------------------------------
     8,225        Chubb Corp.                                                              739,222
                  ------------------------------------------------------------------
    18,740        Citicorp                                                               1,215,758
                  ------------------------------------------------------------------
    20,515        Franklin Resources, Inc.                                               1,041,136
                  ------------------------------------------------------------------
    13,405        Greenpoint Financial Corp.                                               361,935
                  ------------------------------------------------------------------
    20,255        Student Loan Marketing Association                                     1,192,513
                  ------------------------------------------------------------------
     5,910        Wells Fargo & Co.                                                      1,241,839
                  ------------------------------------------------------------------   -----------
                  Total                                                                 10,461,015
                  ------------------------------------------------------------------   -----------



RIMCO MONUMENT STOCK FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                  HEALTH CARE--8.4%
                  ------------------------------------------------------------------
    28,630    (a) Amgen, Inc.                                                          $ 1,374,240
                  ------------------------------------------------------------------
    32,105        Columbia/HCA Healthcare Corp.                                          1,577,158
                  ------------------------------------------------------------------
    17,980        Medtronic, Inc.                                                        1,038,345
                  ------------------------------------------------------------------
    31,790        Pfizer, Inc.                                                           1,823,951
                  ------------------------------------------------------------------
    15,695        St. Jude Medical, Inc.                                                   835,759
                  ------------------------------------------------------------------   -----------
                  Total                                                                  6,649,453
                  ------------------------------------------------------------------   -----------
                  TECHNOLOGY--8.5%
                  ------------------------------------------------------------------
    12,990    (a) Cabletron Systems, Inc.                                                1,021,339
                  ------------------------------------------------------------------
    17,805    (a) Cisco Systems, Inc.                                                    1,379,887
                  ------------------------------------------------------------------
    14,809        Computer Associates International, Inc.                                  814,495
                  ------------------------------------------------------------------
     9,235        Hewlett-Packard Co.                                                      855,392
                  ------------------------------------------------------------------
    11,660        Intel Corp.                                                              814,743
                  ------------------------------------------------------------------
    25,190    (a) 3Com Corp.                                                             1,183,930
                  ------------------------------------------------------------------
     5,460        Xerox Corp.                                                              708,435
                  ------------------------------------------------------------------   -----------
                  Total                                                                  6,778,221
                  ------------------------------------------------------------------   -----------
                  UTILITIES-GAS & ELECTRIC--4.4%
                  ------------------------------------------------------------------
    24,575        FPL Group, Inc.                                                        1,029,078
                  ------------------------------------------------------------------
    44,565        Illinova Corp.                                                         1,264,532
                  ------------------------------------------------------------------
    35,700        Unicom Corp.                                                           1,169,175
                  ------------------------------------------------------------------   -----------
                  Total                                                                  3,462,785
                  ------------------------------------------------------------------   -----------
                  UTILITIES-TELEPHONE--9.6%
                  ------------------------------------------------------------------
    39,480        Ameritech Corp.                                                        2,131,920
                  ------------------------------------------------------------------
    26,200        BellSouth Corp.                                                        2,004,300
                  ------------------------------------------------------------------
    42,595        GTE Corp.                                                              1,757,044
                  ------------------------------------------------------------------
    31,585        SBC Communications, Inc.                                               1,764,812
                  ------------------------------------------------------------------   -----------
                  Total                                                                  7,658,076
                  ------------------------------------------------------------------   -----------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $52,852,807)                     71,460,111
                  ------------------------------------------------------------------   -----------



RIMCO MONUMENT STOCK FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
(B) REPURCHASE AGREEMENT--11.1%
------------------------------------------------------------------------------------
$8,776,000        Donaldson, Lufkin and Jenrette Securities Corp., 5.85%,
                  dated 10/31/95, due 11/1/1995 (at amortized cost)                    $ 8,776,000
                  ------------------------------------------------------------------   -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $61,628,807)(C)                   $80,236,111
                  ------------------------------------------------------------------   -----------


(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $61,628,807. The unrealized appreciation of investments on a federal tax basis amounts to $18,607,304 which is comprised of $18,939,189 appreciation and $331,885 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($79,329,208) at October 31, 1995.

The following acronyms is used throughout this portfolio:

ADR   -- American Depository Receipt


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT STOCK FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Investments in repurchase agreements                                  $ 8,776,000
-------------------------------------------------------------------
Investments in securities                                              71,460,111
-------------------------------------------------------------------   -----------
     Total investments in securities, at value
     (identified and tax cost $61,628,807)                                           $80,236,111
---------------------------------------------------------------------------------
Cash                                                                                          48
---------------------------------------------------------------------------------
Income receivable                                                                        150,800
---------------------------------------------------------------------------------
Receivable for investments sold                                                          121,151
---------------------------------------------------------------------------------
Receivable for shares sold                                                                31,395
---------------------------------------------------------------------------------
Deferred expenses                                                                          2,362
---------------------------------------------------------------------------------    -----------
     Total assets                                                                     80,541,867
---------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Payable for investments purchased                                       1,177,925
-------------------------------------------------------------------
Payable for shares redeemed                                                   963
-------------------------------------------------------------------
Accrued expenses                                                           33,771
-------------------------------------------------------------------   -----------
     Total liabilities                                                                 1,212,659
---------------------------------------------------------------------------------    -----------
NET ASSETS for 5,362,096 shares outstanding                                          $79,329,208
---------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
Paid-in capital                                                                      $56,678,093
---------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            18,607,304
---------------------------------------------------------------------------------
Accumulated net realized gain on investments                                           3,992,938
---------------------------------------------------------------------------------
Undistributed net investment income                                                       50,873
---------------------------------------------------------------------------------    -----------
     Total Net Assets                                                                $79,329,208
---------------------------------------------------------------------------------    -----------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------
Net Asset Value Per Share ($79,329,208 / 5,362,096 shares outstanding)                    $14.79
---------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/96.50 of $14.79)*                                           $15.33
---------------------------------------------------------------------------------    -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT STOCK FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------
Interest                                                                            $   162,891
--------------------------------------------------------------------------------
Dividends                                                                               711,565
--------------------------------------------------------------------------------    -----------
     Total income                                                                       874,456
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------
Investment advisory fee                                                 $274,853
---------------------------------------------------------------------
Administrative personnel and services fee                                 49,685
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                  20,376
---------------------------------------------------------------------
Directors'/Trustees' fees                                                    705
---------------------------------------------------------------------
Auditing fees                                                              7,540
---------------------------------------------------------------------
Legal fees                                                                 2,011
---------------------------------------------------------------------
Portfolio accounting fees                                                 24,982
---------------------------------------------------------------------
Share registration costs                                                   7,765
---------------------------------------------------------------------
Printing and postage                                                       6,536
---------------------------------------------------------------------
Insurance premiums                                                         2,513
---------------------------------------------------------------------
Miscellaneous                                                              7,159
---------------------------------------------------------------------   --------
     Total expenses                                                      404,125
---------------------------------------------------------------------
  Waiver of investment advisory fee                                      (43,976)
---------------------------------------------------------------------   --------
     Net expenses                                                                       360,149
--------------------------------------------------------------------------------    -----------
          Net investment income                                                         514,307
--------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------
Net realized gain on investments                                                      3,099,929
--------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                  7,949,094
--------------------------------------------------------------------------------    -----------
     Net realized and unrealized gain on investments                                 11,049,023
--------------------------------------------------------------------------------    -----------
          Change in net assets resulting from operations                            $11,563,330
--------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT STOCK FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             SIX MONTHS ENDED
                                                                (UNAUDITED)         YEAR ENDED
                                                             OCTOBER 31, 1995     APRIL 30, 1995
                                                             -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------
OPERATIONS--
----------------------------------------------------------
Net investment income                                           $   514,307         $   994,983
----------------------------------------------------------
Net realized gain on investments ($3,099,929 and
  $1,487,891, respectively, as computed for federal tax
purposes)                                                         3,099,929           1,487,891
----------------------------------------------------------
Net change in unrealized appreciation of investments              7,949,094           5,706,453
----------------------------------------------------------   ---------------      --------------
     Change in net assets resulting from operations              11,563,330           8,189,327
----------------------------------------------------------   ---------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------
Distributions from net investment income                           (520,557)           (970,848)
----------------------------------------------------------
Distributions from net realized gains                                    --          (2,942,824)
----------------------------------------------------------   ---------------      --------------
     Change in net assets resulting from distributions to
     shareholders                                                  (520,557)         (3,913,672)
----------------------------------------------------------   ---------------      --------------
SHARE TRANSACTIONS--
----------------------------------------------------------
Proceeds from sale of shares                                      7,313,379          13,679,211
----------------------------------------------------------
Net asset value of shares issued to shareholders in
  payment
of distributions declared                                           149,158             956,516
----------------------------------------------------------
Cost of shares redeemed                                          (5,194,749)        (11,490,001)
----------------------------------------------------------   ---------------      --------------
     Change in net assets resulting from share
     transactions                                                 2,267,788           3,145,726
----------------------------------------------------------   ---------------      --------------
          Change in net assets                                   13,310,561           7,421,381
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Beginning of period                                              66,018,647          58,597,266
----------------------------------------------------------   ---------------      --------------
End of period (including undistributed net investment
  income of $50,873 and $57,123, respectively)                  $79,329,208         $66,018,647
----------------------------------------------------------   ---------------      --------------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT STOCK FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       SIX MONTHS
                                                         ENDED
                                                      (UNAUDITED)
                                                      OCTOBER 31,            YEAR ENDED APRIL 30,
                                                      ------------      ------------------------------
                                                          1995           1995        1994        1993(A
                                                      ------------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD                     $12.69         $11.89      $10.46      $10.00
-------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------
  Net investment income                                    0.10           0.20        0.16        0.21
-------------------------------------------------
  Net realized and unrealized gain on investments          2.10           1.39        1.44        0.46
-------------------------------------------------     ---------         ------      ------      ------
  Total from investment operations                         2.20           1.59        1.60        0.67
-------------------------------------------------     ---------         ------      ------      ------
LESS DISTRIBUTIONS
-------------------------------------------------
  Distributions from net investment income                (0.10)         (0.19)      (0.16)      (0.21)
-------------------------------------------------
  Distributions from net realized gains                      --          (0.60)      (0.01)         --
-------------------------------------------------     ---------         ------      ------      ------
  Total distributions                                     (0.10)         (0.79)      (0.17)      (0.21)
-------------------------------------------------     ---------         ------      ------      ------
NET ASSET VALUE, END OF PERIOD                           $14.79         $12.69      $11.89      $10.46
-------------------------------------------------     ---------         ------      ------      ------
TOTAL RETURN (B)                                          17.37%         14.16%      15.28%       6.35%
-------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------
  Expenses                                                 0.98%(c)       0.98%       1.00%       0.69%(c)
-------------------------------------------------
  Net investment income                                    1.40%(c)       1.66%       1.36%       2.18%(c)
-------------------------------------------------
  Expense waiver/reimbursement (d)                         0.12%(c)       0.14%       0.20%       0.47%(c)
-------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------
  Net assets, end of period (000 omitted)               $79,329         $66,019     $58,597     $37,539
-------------------------------------------------
  Portfolio turnover                                         33%            46%         89%         92%
-------------------------------------------------


(a) Reflects operations for the period from May 11, 1992 (date of initial public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                                                                   VALUE
---------        -------------------------------------------------------------------   -----------
COMMON STOCKS--95.5%
------------------------------------------------------------------------------------
                 BASIC MATERIALS--3.4%
                 -------------------------------------------------------------------
   8,050     (a) ACX Technologies, Inc.                                                $   124,775
                 -------------------------------------------------------------------
  11,040         Brush Wellman, Inc.                                                       184,920
                 -------------------------------------------------------------------
   3,500     (a) Carbide/Graphite Group, Inc.                                               46,156
                 -------------------------------------------------------------------
   6,755         Mississippi Chemical Corp.                                                162,964
                 -------------------------------------------------------------------   -----------
                 Total                                                                     518,815
                 -------------------------------------------------------------------   -----------
                 CAPITAL GOODS--5.5%
                 -------------------------------------------------------------------
   7,245         American President Cos., Ltd.                                             175,691
                 -------------------------------------------------------------------
   8,825     (a) Cable Design Technologies                                                 289,019
                 -------------------------------------------------------------------
   9,445     (a) Exide Electronics Group, Inc.                                             193,622
                 -------------------------------------------------------------------
   5,655     (a) Sanifill, Inc.                                                            178,132
                 -------------------------------------------------------------------   -----------
                 Total                                                                     836,464
                 -------------------------------------------------------------------   -----------
                 CONSUMER CYCLICAL--18.8%
                 -------------------------------------------------------------------
  11,055         Claire's Stores, Inc.                                                     216,954
                 -------------------------------------------------------------------
   9,355         Comair Holdings, Inc.                                                     262,525
                 -------------------------------------------------------------------
   8,425     (a) Discount Auto Parts, Inc.                                                 225,369
                 -------------------------------------------------------------------
     465     (a) Eastbay, Inc.                                                               9,881
                 -------------------------------------------------------------------
   6,510     (a) Eckerd Corp.                                                              257,959
                 -------------------------------------------------------------------
   3,255     (a) Exide Corp.                                                               142,813
                 -------------------------------------------------------------------
  12,970     (a) General Nutrition Cos., Inc.                                              322,629
                 -------------------------------------------------------------------
   3,835     (a) Nine West Group, Inc.                                                     170,657
                 -------------------------------------------------------------------
  19,057         Pier 1 Imports, Inc.                                                      183,424
                 -------------------------------------------------------------------
  14,130     (a) REX Stores Corp.                                                          240,210
                 -------------------------------------------------------------------
  17,005         Shopko Stores, Inc.                                                       182,804
                 -------------------------------------------------------------------
  12,170     (a) Sunglass Hut International, Inc.                                          331,632
                 -------------------------------------------------------------------
   7,490     (a) Tommy Hilfiger Corp.                                                      285,556
                 -------------------------------------------------------------------   -----------
                 Total                                                                   2,832,413
                 -------------------------------------------------------------------   -----------



RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

 SHARES                                                                                   VALUE
---------        -------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                 CONSUMER SERVICES--12.7%
                 -------------------------------------------------------------------
  10,460     (a) Carmike Cinemas, Inc.                                                 $   218,352
                 -------------------------------------------------------------------
   8,635         La Quinta Inns, Inc.                                                      222,351
                 -------------------------------------------------------------------
   9,495     (a) Longhorn Steaks, Inc.                                                     159,041
                 -------------------------------------------------------------------
  10,855         National Education Corp.                                                   88,197
                 -------------------------------------------------------------------
   6,345         Olsten Corp.                                                              244,282
                 -------------------------------------------------------------------
   9,165     (a) Players International, Inc.                                                98,524
                 -------------------------------------------------------------------
   3,365     (a) Scholastic Corp.                                                          207,789
                 -------------------------------------------------------------------
   6,735     (a) Scientific Games Holdings Corp.                                           220,571
                 -------------------------------------------------------------------
   5,725     (a) Starbucks Corp.                                                           224,706
                 -------------------------------------------------------------------
   7,800         TCA Cable TV, Inc.                                                        231,075
                 -------------------------------------------------------------------   -----------
                 Total                                                                   1,914,888
                 -------------------------------------------------------------------   -----------
                 CONSUMER STAPLES--1.4%
                 -------------------------------------------------------------------
   7,665     (a) Mondavi Robert Corp.                                                      216,536
                 -------------------------------------------------------------------   -----------
                 ENERGY--4.5%
                 -------------------------------------------------------------------
   9,245     (a) BJ Services Company                                                       217,258
                 -------------------------------------------------------------------
  26,610     (a) Pride Petroleum Services, Inc.                                            232,838
                 -------------------------------------------------------------------
   8,585         Tidewater, Inc.                                                           226,429
                 -------------------------------------------------------------------   -----------
                 Total                                                                     676,525
                 -------------------------------------------------------------------   -----------
                 FINANCIALS--15.9%
                 -------------------------------------------------------------------
   7,240         Ace, Ltd.                                                                 246,160
                 -------------------------------------------------------------------
   8,605         Alexander & Alexander Services, Inc.                                      192,537
                 -------------------------------------------------------------------
  11,895     (a) American Travellers Corp.                                                 266,151
                 -------------------------------------------------------------------
   5,920         Astoria Financial Corp.                                                   253,820
                 -------------------------------------------------------------------
  20,960     (a) Dime Bancorp, Inc.                                                        222,700
                 -------------------------------------------------------------------
  11,710         HUBCO, Inc.                                                               234,200
                 -------------------------------------------------------------------
   3,405         Leader Financial Corp.                                                    121,303
                 -------------------------------------------------------------------
   8,735         Life Partners Group, Inc.                                                 158,322
                 -------------------------------------------------------------------



RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

 SHARES                                                                                   VALUE
---------        -------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                 FINANCIALS--CONTINUED
                 -------------------------------------------------------------------
   7,008         Money Store, Inc.                                                     $   280,320
                 -------------------------------------------------------------------
   5,505         PMI Group, Inc.                                                           264,240
                 -------------------------------------------------------------------
   3,795         Reliastar Financial Corp.                                                 158,441
                 -------------------------------------------------------------------   -----------
                 Total                                                                   2,398,194
                 -------------------------------------------------------------------   -----------
                 HEALTH CARE--12.4%
                 -------------------------------------------------------------------
  12,440     (a) AMSCO International, Inc.                                                 199,040
                 -------------------------------------------------------------------
  12,515         Bergen Brunswig Corp.                                                     259,686
                 -------------------------------------------------------------------
   5,525         Life Technologies, Inc.                                                   135,363
                 -------------------------------------------------------------------
  11,080     (a) Lincare Holdings, Inc.                                                    275,615
                 -------------------------------------------------------------------
   8,460     (a) Multicare Companies, Inc.                                                 158,625
                 -------------------------------------------------------------------
  26,555     (a) North American Biologicals, Inc.                                          212,440
                 -------------------------------------------------------------------
   8,805     (a) Quorum Health Group, Inc.                                                 188,757
                 -------------------------------------------------------------------
  10,065     (a) Sofamor Danek Group, Inc.                                                 246,592
                 -------------------------------------------------------------------
   4,410     (a) Watson Pharmaceuticals, Inc.                                              197,348
                 -------------------------------------------------------------------   -----------
                 Total                                                                   1,873,466
                 -------------------------------------------------------------------   -----------
                 TECHNOLOGY--18.3%
                 -------------------------------------------------------------------
   3,809     (a) Alliance Semiconductor Corp.                                              117,127
                 -------------------------------------------------------------------
   5,105         Analysts International Corp.                                              151,236
                 -------------------------------------------------------------------
   6,285     (a) Cadence Design Systems, Inc.                                              202,691
                 -------------------------------------------------------------------
   3,650     (a) Computer Horizons Corp.                                                    94,900
                 -------------------------------------------------------------------
   2,445     (a) Electronics for Imaging, Inc.                                             201,101
                 -------------------------------------------------------------------
   3,020     (a) Komag, Inc.                                                               172,140
                 -------------------------------------------------------------------
   8,145     (a) Nu-Kote Holdings, Inc.                                                    169,009
                 -------------------------------------------------------------------
   4,470     (a) Oak Technology, Inc.                                                      244,733
                 -------------------------------------------------------------------
   3,330     (a) Picturetel Corp.                                                          219,780
                 -------------------------------------------------------------------
   5,250     (a) Pinnacle Systems, Inc.                                                    164,719
                 -------------------------------------------------------------------
   4,740     (a) Read-Rite Corp.                                                           165,308
                 -------------------------------------------------------------------



RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                                                VALUE
------------        ---------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                    TECHNOLOGY--CONTINUED
                    ---------------------------------------------------------------
      11,190    (a) S3, Inc.                                                          $    191,629
                    ---------------------------------------------------------------
       4,950    (a) Silicon Valley Group, Inc.                                             160,256
                    ---------------------------------------------------------------
       6,215    (a) Symantec Corp.                                                         151,102
                    ---------------------------------------------------------------
       7,800        Telxon Corp.                                                           180,375
                    ---------------------------------------------------------------
       4,875    (a) Vishay Intertechnology, Inc.                                           171,844
                    ---------------------------------------------------------------   ------------
                    Total                                                                2,757,950
                    ---------------------------------------------------------------   ------------
                    UTILITIES-GAS & ELECTRIC--1.3%
                    ---------------------------------------------------------------
      11,151        TNP Enterprises, Inc.                                                  202,112
                    ---------------------------------------------------------------   ------------
                    UTILITIES-TELEPHONE--1.3%
                    ---------------------------------------------------------------
      11,020    (a) LCI International, Inc.                                                198,360
                    ---------------------------------------------------------------   ------------
                    TOTAL COMMON STOCKS (IDENTIFIED COST $12,785,128)                   14,425,723
                    ---------------------------------------------------------------   ------------
(B) REPURCHASE AGREEMENTS--5.4%
-----------------------------------------------------------------------------------
$    404,000        Citicorp Securities Markets, Inc., 5.84%, dated 10/31/1995, due
                    11/1/1995                                                              404,000
                    ---------------------------------------------------------------
     405,000        Donaldson, Lufkin & Jenrette Securities Corp., 5.85%, dated
                    10/31/1995, due 11/1/1995                                              405,000
                    ---------------------------------------------------------------   ------------
                    TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                        809,000
                    ---------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS (IDENTIFIED COST $13,594,128)(C)                $ 15,234,723
                    ---------------------------------------------------------------   ------------


(a) Non-income producing security.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $13,594,128. The net unrealized appreciation of investments on a federal tax basis amounts to $1,640,595 which is comprised of $2,190,125 appreciation and $549,530 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($15,101,847) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $13,594,128)     $15,234,723
--------------------------------------------------------------------------------
Cash                                                                                        907
--------------------------------------------------------------------------------
Income receivable                                                                         5,018
--------------------------------------------------------------------------------
Receivable for shares sold                                                                3,218
--------------------------------------------------------------------------------
Deferred expenses                                                                         4,154
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    15,248,020
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                        $82,747
----------------------------------------------------------------------
Payable for shares redeemed                                               25,911
----------------------------------------------------------------------
Accrued expenses                                                          37,515
----------------------------------------------------------------------   -------
     Total liabilities                                                                  146,173
--------------------------------------------------------------------------------    -----------
NET ASSETS for 1,261,109 shares outstanding                                         $15,101,847
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                                     $13,076,352
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            1,640,595
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                                            400,708
--------------------------------------------------------------------------------
Distributions in excess of net investment income                                        (15,808)
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $15,101,847
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($15,101,847 / 1,261,109 shares outstanding)                   $11.98
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/96.50 of $11.98)*                                          $12.41
--------------------------------------------------------------------------------    -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $   51,222
---------------------------------------------------------------------------------
Dividends                                                                                36,087
---------------------------------------------------------------------------------    ----------
     Total income                                                                        87,309
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                  $ 55,198
----------------------------------------------------------------------
Administrative personnel and services fee                                  25,136
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   11,644
----------------------------------------------------------------------
Directors'/Trustees' fees                                                     604
----------------------------------------------------------------------
Auditing fees                                                               7,540
----------------------------------------------------------------------
Legal fees                                                                  2,011
----------------------------------------------------------------------
Portfolio accounting fees                                                  25,639
----------------------------------------------------------------------
Share registration costs                                                    7,733
----------------------------------------------------------------------
Printing and postage                                                        6,536
----------------------------------------------------------------------
Insurance premiums                                                          2,513
----------------------------------------------------------------------
Miscellaneous                                                               2,440
----------------------------------------------------------------------   --------
     Total expenses                                                       146,994
----------------------------------------------------------------------
  Waiver of investment advisory fee                                       (55,198)
----------------------------------------------------------------------   --------
     Net expenses                                                                        91,796
---------------------------------------------------------------------------------    ----------
          Net operating loss                                                             (4,487)
---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized gain on investments                                                        412,934
---------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                  1,351,313
---------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                  1,764,247
---------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                             $1,759,760
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED
                                                               (UNAUDITED)          YEAR ENDED
                                                            OCTOBER 31, 1995     APRIL 30, 1995*
                                                            -----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------
OPERATIONS--
---------------------------------------------------------
Net investment income (operating loss)                         $    (4,487)         $   11,338
---------------------------------------------------------
Net realized gain (loss) on investments ($412,934 and $0,
respectively, as computed for federal tax purposes)                412,934             (12,226)
---------------------------------------------------------
Net change in unrealized appreciation of investments             1,351,313             289,282
---------------------------------------------------------   ---------------      --------------
     Change in net assets resulting from operations              1,759,760             288,394
---------------------------------------------------------   ---------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------
Distributions in excess of net investment income                   (22,659)                 --
---------------------------------------------------------   ---------------      --------------
SHARE TRANSACTIONS--
---------------------------------------------------------
Proceeds from sale of shares                                     7,865,188           7,370,197
---------------------------------------------------------
Net asset value of shares issued to shareholders in
  payment of distributions declared                                    394                  --
---------------------------------------------------------
Cost of shares redeemed                                         (2,110,253)            (49,174)
---------------------------------------------------------   ---------------      --------------
     Change in net assets resulting from share
     transactions                                                5,755,329           7,321,023
---------------------------------------------------------   ---------------      --------------
          Change in net assets                                   7,492,430           7,609,417
---------------------------------------------------------
NET ASSETS:
---------------------------------------------------------
Beginning of period                                              7,609,417                  --
---------------------------------------------------------   ---------------      --------------
End of period (including undistributed net investment
  income of ($15,808) and $11,338, respectively)               $15,101,847          $7,609,417
---------------------------------------------------------   ---------------      --------------


* For the period from February 27, 1995 (date of initial public investment) to April 30, 1995.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                  SIX MONTHS ENDED
                                                    (UNAUDITED)            PERIOD ENDED
                                                  OCTOBER 31, 1995       APRIL 30, 1995(A)
                                                  ----------------       -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $10.43                 $ 10.00
----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------
  Net investment income (operating loss)                (0.01)                   0.02
----------------------------------------------
  Net realized and unrealized gain on
  investments                                            1.58                    0.41
----------------------------------------------    -----------            -----------------
  Total from investment operations                       1.57                    0.43
----------------------------------------------    -----------            -----------------
LESS DISTRIBUTIONS
----------------------------------------------
  Distributions in excess of net investment
  income                                                (0.02)                     --
----------------------------------------------    -----------            -----------------
NET ASSET VALUE, END OF PERIOD                         $11.98                 $ 10.43
----------------------------------------------    -----------            -----------------
TOTAL RETURN (B)                                        15.07%                   4.30%
----------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------
  Expenses                                               1.33%(c)                1.66%(c)
----------------------------------------------
  Net operating loss                                    (0.07%)(c)               0.98%(c)
----------------------------------------------
  Expense waiver/reimbursement (d)                       0.80%(c)                1.54%(c)
----------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------
  Net assets, end of period (000 omitted)             $15,101                  $7,609
----------------------------------------------
  Portfolio turnover                                       51%                      8%
----------------------------------------------


(a) Reflects operations for the period from February 27, 1995 (date of initial public investment) to April 30, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

RIMCO Monument Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds"): RIMCO Monument U.S. Treasury Money Market Fund ("Treasury Fund"), RIMCO Monument Prime Money Market Fund ("Prime Fund"), RIMCO Monument Bond Fund ("Bond Fund"), RIMCO Monument Stock Fund ("Stock Fund") and RIMCO Monument Small Capitalization Equity Fund ("Small Capitalization Fund"). The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     Treasury Fund's and Prime Fund's use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transactions.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses for Bond Fund, Prime Fund and Treasury Fund are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").


RIMCO MONUMENT FUNDS
--------------------------------------------------------------------------------

     Dividend income and distributions to shareholders for Stock Fund and Small Capitalization Fund are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Code.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Prime Fund is the only fund having permanent differences which are due to the differing treatments related to the amortization methods of accounting for premium and discount on investment securities and to the capital contribution from Riggs National Corp. related to the sale of the Orange County, CA bond securities. Amounts as of April 30, 1995, were reclassified to reflect a decrease in paid-in capital of $1,196,465, a decrease in accumulated net realized loss of $616,421, and an increase in undistributed net investment income of $580,044. Net investment income, net realized gains, and net assets were not affected by this change.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At April 30, 1995, Prime Fund and Bond Fund, for federal tax purposes, had capital loss carryforwards of $917,781 and $3,801,709, respectively, which will reduce each Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve Prime Fund and Bond Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward of Prime Fund will expire in 2001 ($7,270), 2002 ($890,037) and 2003
     ($20,474). The capital loss carryforward of Bond Fund will expire in 2003 ($3,801,709).

     Additionally, net capital losses of $5,124, $389,945 and $12,226 for Prime Fund, Bond Fund and Small Capitalization Fund, respectively, attributable to security transactions incurred after October 31, 1994, were treated as arising on May 1, 1995, the first day of the Funds' next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from each Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.


RIMCO MONUMENT FUNDS
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1995, capital paid-in for Treasury Fund, Prime Fund, Bond Fund, Stock Fund and Small Capitalization Fund aggregated $91,542,202, $289,350,618, $50,471,739, $56,678,093 and $13,076,352, respectively. Transactions in shares were as follows:

                                                                                                  SMALL
                                     TREASURY                                                CAPITALIZATION
                                       FUND        PRIME FUND     BOND FUND    STOCK FUND         FUND
                                    SIX MONTHS     SIX MONTHS    SIX MONTHS    SIX MONTHS      SIX MONTHS
                                      ENDED          ENDED          ENDED         ENDED           ENDED
                                   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                                       1995           1995          1995          1995            1995
---------------------------------  ------------   ------------   -----------   -----------   ---------------
Shares sold                        257,121,733    360,984,734       364,903       530,085         713,952
---------------------------------
Shares issued to shareholders in
payment of distributions declared      409,552      1,398,447        21,683        10,712              36
---------------------------------
Shares redeemed                    (247,078,188)  (358,143,226)    (395,636)     (380,938)       (182,447)
---------------------------------  -----------    -----------     ---------     ---------     -----------
  Net change resulting from share
  transactions                      10,453,097      4,239,955        (9,050)      159,859         531,541
---------------------------------  -----------    -----------     ---------     ---------     -----------

                                                                                                  SMALL
                                     TREASURY                                                CAPITALIZATION
                                       FUND        PRIME FUND     BOND FUND    STOCK FUND         FUND
                                    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED      YEAR ENDED
                                    APRIL 30,      APRIL 30,      APRIL 30,     APRIL 30,       APRIL 30,
                                       1995           1995          1995          1995            1995*
---------------------------------  ------------   ------------   -----------   -----------   ---------------
Shares sold                        375,221,400    830,172,533       795,895     1,146,797        734,409
---------------------------------
Shares issued to shareholders in
payment of distributions declared      446,947      1,892,619        35,894        81,999             --
---------------------------------
Shares redeemed                    (401,527,266)  (883,018,651)    (851,293)     (956,822)        (4,841)
---------------------------------  -----------    -----------     ---------     ---------    -----------
  Net change resulting from share
  transactions                     (25,858,919 )  (50,953,499 )     (19,504)      271,974        729,568
---------------------------------  -----------    -----------     ---------     ---------    -----------


* For the period from February 27, 1995 (date of initial public investment) to April 30, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Riggs Investment Management Corp., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive a


RIMCO MONUMENT FUNDS
--------------------------------------------------------------------------------

portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

                                    FUND                                ANNUAL RATE
        -------------------------------------------------------------   ------------
        Treasury Fund                                                       0.50%
        -------------------------------------------------------------
        Prime Fund                                                          0.50%
        -------------------------------------------------------------
        Bond Fund                                                           0.75%
        -------------------------------------------------------------
        Stock Fund                                                          0.75%
        -------------------------------------------------------------
        Small Capitalization Fund                                           0.80%
        -------------------------------------------------------------


CAPITAL CONTRIBUTION--On December 9, 1994, Prime Fund sold, at amortized cost, two Orange County, CA bond securities, each with a $5,000,000 par value, to Riggs National Corp. In connection with this purchase, Riggs National Corp. made a capital contribution in the amount of $1,198,029 to the Fund, which represents the difference between the estimated market value and amortized cost of the securities on the date of sale.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AND DIVIDEND DISBURSING AGENT, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES-- Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Trust. The FServ fee is based on the size, type, and number of accounts and transactions made by shareholders.

FServ also maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Riggs National Bank is the Trust's custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five-year period following each


RIMCO MONUMENT FUNDS
--------------------------------------------------------------------------------

Fund's effective date. For the six months ended October 31, 1995, the following amounts were paid pursuant to this agreement:

                                                                       ORGANIZATIONAL EXPENSES
                                                    ORGANIZATIONAL     PAID FOR THE SIX MONTHS
            FUND                EFFECTIVE DATE         EXPENSES         ENDED OCTOBER 31, 1995
----------------------------   -----------------    ---------------    ------------------------
Treasury Fund                      July 30, 1991        $50,507                  2,237
----------------------------
Bond Fund                          July 30, 1991         29,704                  4,621
----------------------------
Stock Fund                         July 30, 1991         30,877                  4,803
----------------------------
Small Capitalization Fund       February 6, 1995         22,693                     --
----------------------------


Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, for the six months ended October 31, 1995, were as follows:

                                                                      PURCHASES        SALES
-------------------------------------------------------------------   ----------     ----------
Bond Fund                                                             29,044,276     28,945,477
-------------------------------------------------------------------   ----------     ----------
Stock Fund                                                            22,092,488     23,041,680
-------------------------------------------------------------------   ----------     ----------
Small Capitalization Fund                                             13,064,376      6,109,019
-------------------------------------------------------------------   ----------     ----------

TRUSTEES                                 OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                          John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                      Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                            J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.                  John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
Gregor F. Meyer                          Jeffrey W. Sterling
John E. Murray, Jr.                      Vice President and Assistant
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                        Richard B. Fisher
                                         Vice President
                                         David M. Taylor
                                         Assistant Treasurer
                                         Jay S. Neuman
                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the US government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

                                             -----------------------------------
---------------------------------------------------------------------

                                             -----------------------------------
                                                                           RIMCO
---------------------------------------------------------------------

                                             -----------------------------------
                                                                        MONUMENT
---------------------------------------------------------------------

                                             -----------------------------------
                                                                           FUNDS
---------------------------------------------------------------------

                                             -----------------------------------
---------------------------------------------------------------------
                                             -----------------------------------
                                                            COMBINED SEMI-ANNUAL
                                                          REPORT TO SHAREHOLDERS
                                                                OCTOBER 31, 1995
                                           RIMCO U.S. Treasury Money Market Fund

                                                   RIMCO Prime Money Market Fund
                                                                 RIMCO Bond Fund
                                                                RIMCO Stock Fund
                                          RIMCO Small Capitalization Equity Fund

RIGGS INVESTMENT MANAGEMENT CORP. (RIMCO)
----------------------------------------------------
Investment Adviser
FEDERATED SECURITIES CORP.
----------------------------------------------------
Distributor

766730501
766730303
766730105
766730402
766730204
1111202A (12/95)
                                            Mutual Funds are not FDIC insured
                                            and are not deposits or obligations
                                            of or guaranteed by The Riggs
                                            National Banks. They involve
                                            investment risks, including the
                                            possible loss of the principal